Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2021
Accounts Receivable, Net [abstract]
Schedule of accounts receivables
	As at June 30, 2021	As at December 31, 2020
Accounts receivable	$5,790,229	$5,468,911
Allowance for doubtful accounts	-	-
Accounts receivable, net	$5,790,229	$5,468,911